Investment in and Advances to Equity Accounted Investments - Additional Information (Detail)	1 Months Ended		12 Months Ended						1 Months Ended			12 Months Ended			1 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Aug. 31, 2014 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Minimum [Member]	Aug. 01, 2014 Teekay Corporation [Member]	Oct. 31, 2014 Tanker Investments Ltd [Member] USD ($)	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary	Jan. 31, 2014 Tanker Investments Ltd [Member] USD ($)	Dec. 31, 2014 Tanker Investments Ltd [Member]	Oct. 31, 2014 Tanker Investments Ltd [Member] NOK	Jan. 31, 2014 Tanker Investments Ltd [Member] Maximum [Member]	Oct. 31, 2014 Tanker Investments Ltd [Member] Common Stock [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member] Common Stock [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member] Preferred Stock [Member]	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary One [Member] Vessel	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary Two [Member] Vessel	Dec. 31, 2014 Teekay Tanker Operations Ltd [Member] USD ($)	Aug. 01, 2014 Teekay Tanker Operations Ltd [Member] USD ($)	Dec. 31, 2014 Teekay Tanker Operations Ltd [Member] Working Capital [Member] USD ($)	Dec. 31, 2014 Teekay Tanker Operations Ltd [Member] Class B [Member] USD ($)	Dec. 31, 2014 Teekay Tankers and Wah Kwong Joint Venture [Member] USD ($) Vessel	Dec. 31, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] USD ($)	Mar. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member] USD ($)	Dec. 31, 2014 Teekay Tankers and Wah Kwong Joint Venture [Member] Joint Venture Interest Rate Derivative [Member] USD ($)
Investments in and Advances to Affiliates [Line Items]
Ownership percentage						50.00%	9.29%														50.00%			50.00%
Number of vessels																								1
Secured term loan maximum amount to be drawn																										$ 68,600,000
Loan outstanding balance																								60,000,000	64,700,000
Percentage of exposure to loan guarantee																								50.00%
Interest rate swap agreement notional amount																											60,000,000
Percentage of interest rate swap agreement																											1.47%
Percentage of interest rate swap agreement, description																											The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.
Common stock, shares purchased															900,000	2,500,000	1
Investment in equity accounted investment									10,000,000		25,000,000
Stock purchase warrants														750,000
Number of stock purchase warrants											1
Derivative asset			4,657,000								3,420,000
Preferred stock, voting rights												Elect one Board member
Common share price per share, acquisition closing date													69										$ 4.03
Number of subsidiaries sold										2
Number of vessels sold																		1	1
Value of the assets acquired, including working capital																					23,500,000
Remaining ownership percentage retained								50.00%
Number of Common Shares Issued	4,220,945	4,464,286																					4,220,945
Value of common shares when the purchase price was agreed upon																							15,600,000
Value of common shares when the purchase price was agreed upon, per share																							$ 3.70
Value of common shares, acquisition closing date	17,010,000	18,348,000	17,010,000		(9,744,000)																		17,010,000
Business acquisition assets																						6,500,000
Book value of the assets acquired, including working capital																				16,900,000
Excess of purchase price over book value of assets			(6,626,000)																	(6,626,000)
Equity income (loss)			$ 5,228,000	$ 854,000	$ (1,000)